Document and Entity Information Document	Oct. 29, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2024
Entity File Number	1-35779
Entity Registrant Name	USA Compression Partners, LP
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2771546
Entity Address, Address Line One	111 Congress Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, State or Province	TX
Entity Address, City or Town	Austin
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	473-2662
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	USAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001522727
Amendment Flag	false